Leases payable (Details) - Schedule of changes in financial leases - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Leases payable (Details) - Schedule of changes in financial leases [Line Items]
Financial lease sugarcane fields - Parceria III	R$ 287	R$ 254
Financial lease sugarcane fields - Parceria IV	34,011	20,943
Operating leases		7,156
Operating leases - IFRS 16	118,065	19,093
Finance lease total	152,363	R$ 47,446
First-time Adoption - IFRS 16 [Member]
Leases payable (Details) - Schedule of changes in financial leases [Line Items]
Financial lease sugarcane fields - Parceria III
Financial lease sugarcane fields - Parceria IV
Operating leases
Operating leases - IFRS 16	92,794
Finance lease total	92,794
Exchange Rate Variation [Member]
Leases payable (Details) - Schedule of changes in financial leases [Line Items]
Financial lease sugarcane fields - Parceria III
Financial lease sugarcane fields - Parceria IV
Operating leases
Operating leases - IFRS 16	307
Finance lease total	307
Unwind of Present Value Adjustment [Member]
Leases payable (Details) - Schedule of changes in financial leases [Line Items]
Financial lease sugarcane fields - Parceria III	33
Financial lease sugarcane fields - Parceria IV	13,068
Operating leases
Operating leases - IFRS 16	13,912
Finance lease total	27,013
Payments [Member]
Leases payable (Details) - Schedule of changes in financial leases [Line Items]
Financial lease sugarcane fields - Parceria III
Financial lease sugarcane fields - Parceria IV
Operating leases	(13,006)
Operating leases - IFRS 16	(37,007)
Finance lease total	(50,013)
New Contracts [Member]
Leases payable (Details) - Schedule of changes in financial leases [Line Items]
Financial lease sugarcane fields - Parceria III
Financial lease sugarcane fields - Parceria IV
Operating leases	5,850
Operating leases - IFRS 16	28,966
Finance lease total	R$ 34,816